Label	Element	Value
Cash	ifrs-full_Cash	€ 1,278,000,000
Cash equivalents	ifrs-full_CashEquivalents	1,337,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	9,665,000,000
Share premium [member]
Equity	ifrs-full_Equity	3,227,000,000
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	(231,000,000)
Other equity interest [member]
Equity	ifrs-full_Equity	6,803,000,000
Statutory reserve [member]
Equity	ifrs-full_Equity	984,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Equity	ifrs-full_Equity	(53,000,000)
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	15,771,000,000
Issued capital [member]
Equity	ifrs-full_Equity	4,975,000,000
Reserve of gains and losses from investments in equity instruments [member]
Equity	ifrs-full_Equity	36,000,000
Reserve of exchange differences on translation [member]
Accounting Change Impact and Initial Impact of Hyperinflation	tef_AccountingChangeImpactandInitialImpactofHyperinflation	3,141,000,000
Equity	ifrs-full_Equity	(13,648,000,000)
Retained earnings [member]
Accounting Change Impact and Initial Impact of Hyperinflation	tef_AccountingChangeImpactandInitialImpactofHyperinflation	(3,141,000,000)
Equity	ifrs-full_Equity	15,334,000,000
Treasury shares [member]
Equity	ifrs-full_Equity	€ (1,656,000,000)